CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues:
Products	$ 54,432	$ 62,642	$ 77,240
Services	35,937	37,325	39,946
Total revenues	90,369	99,967	117,186
Cost of revenues:
Products	20,401	26,707	27,389
Services	7,494	6,720	7,350
Total cost of revenues	27,895	33,427	34,739
Gross profit	62,474	66,540	82,447
Operating expenses:
Research and development (net of grant participations of $ 606, $ 1,252 and $ 984 for the years ended December 31, 2016, 2015 and 2014, respectively)	24,221	26,422	29,014
Sales and marketing	35,290	43,318	44,599
General and administrative	9,812	12,702	11,941
Total operating expenses	69,323	82,442	85,554
Operating loss	(6,849)	(15,902)	(3,107)
Financial income (expense), net	1,059	(584)	660
Loss before income tax expense	(5,790)	(16,486)	(2,447)
Income tax expense	2,204	3,356	50
Net loss	(7,994)	(19,842)	(2,497)
Unrealized gain (loss) on available-for-sale marketable securities	337	(261)	(205)
Unrealized gain (loss) on foreign currency cash flow hedges transactions	(16)	1,411	(1,781)
Total comprehensive loss	$ (7,673)	$ (18,692)	$ (4,483)
Net loss per share:
Basic and diluted	$ (0.24)	$ (0.59)	$ (0.08)
Weighted average number of shares used in per share computations of net loss:
Basic and diluted	33,202,309	33,419,917	33,143,168